Identifiable Intangible Assets - Summary of Identifiable Intangible Assets with Finite Useful Lives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Identifiable intangible assets, Cost Balances - Beginning of the year	$ 31,422	$ 32,643
Additions	34
Retirement		(466)
Recurring amortization expense
Impact of foreign exchange rate changes	3,564	(755)
Identifiable intangible assets, Cost Balances - End of the year	35,020	31,422
Accumulated amortization Balances - Beginning of the year	(31,382)	(32,581)
Additions
Retirement		466
Recurring amortization expense	(20)	(20)
Impact of foreign exchange rate changes	(3,559)	753
Accumulated amortization Balances - End of the year	(34,961)	(31,382)
Carrying value Balances - Beginning of the year	40	62
Additions	34
Retirement
Recurring amortization expense	(20)	(20)
Impact of foreign exchange rate changes	5	(2)
Carrying value Balances - End of the year	$ 59	$ 40